CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 73,257	£ 55,130	£ 54,663
Less: mandatory reserve deposits	(4,553)	(3,289)	(2,553)
Bank balances at central banks other than mandatory reserve deposits	68,704	51,841	52,110
Loans and advances to banks	10,746	9,775	6,283
Less: amounts with a maturity of three months or more	3,983	3,805	3,169
Loans and advances to banks current	6,763	5,970	3,114
Total cash and cash equivalents	£ 75,467	£ 57,811	£ 55,224	£ 58,708